Intangible Assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Intangible Assets
14	INTANGIBLE ASSETS

Goodwill

The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2019 and 2018.

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Head office account and others	Total
			(In millions)
Gross amount of goodwill	¥2,417	¥63,418	¥13,047	¥435,338	¥514,220
Accumulated impairment losses	—	—	—	(87,765)	(87,765)

Net carrying amount at March 31, 2017	2,417	63,418	13,047	347,573	426,455

Disposals(1)	—	—	—	(11,197)	(11,197)
Impairment losses	(956)	—	(4,292)	(23,359)	(28,607)
Reclassification to assets held for sale(2)	(1,461)	—	(8,166)	(102,710)	(112,337)
Exchange differences	—	—	(589)	—	(589)

Net carrying amount	—	63,418	—	210,307	273,725
Gross amount of goodwill	956	63,418	4,292	321,431	390,097
Accumulated impairment losses	(956)	—	(4,292)	(111,124)	(116,372)

Net carrying amount at March 31, 2018	—	63,418	—	210,307	273,725

Acquisitions(3)	—	—	4,707	—	4,707
Impairment losses	—	—	—	(62,624)	(62,624)

Net carrying amount	—	63,418	4,707	147,683	215,808
Gross amount of goodwill	956	63,418	8,999	321,431	394,804
Accumulated impairment losses	(956)	—	(4,292)	(173,748)	(178,996)

Net carrying amount at March 31, 2019	¥—	¥63,418	¥4,707	¥147,683	¥215,808

(1)

“Disposals” in Head office account and others includes amount of goodwill relating to Kansai Urban Banking Corporation (“KUBC”) which ceased to be the SMBC Group’s consolidated subsidiary and became the SMBC Group’s associate during the fiscal year ended March 31, 2018. In addition, on April 1, 2018, KUBC became a wholly owned subsidiary of Kansai Mirai Financial Group, an intermediate holding company, and Kansai Mirai Financial Group became our equity-method associate.

(2)

The SMBC Group reclassified goodwill of ¥112,337 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

(3)

The SMBC Group recognized goodwill of ¥4,707 million in International Business Unit resulting from the acquisition of PT Bank Tabungan Pensiunan Nasional Tbk on January 30, 2019. For additional information, refer to Note 49 “Acquisitions.”

The SMBC Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, with the remaining operations recorded in the Head office account and others.

Impairment testing of goodwill

Allocating goodwill to cash-generating units

For the purpose of impairment testing, goodwill is allocated to cash-generating units or group of cash-generating units, which represent the lowest level within the entity at which goodwill is monitored for internal purposes.

At March 31, 2019, the SMBC Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance Co., Ltd. (“SMBC Consumer Finance”) amounting to ¥56,692 million and to the Head office account and others of SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) and Sumitomo Mitsui Asset Management Company, Limited (“SMAM”) amounting to ¥109,629 million and ¥38,053 million, respectively.

At March 31, 2018, the SMBC Group allocated goodwill to the Retail Business Unit of SMBC Consumer Finance amounting to ¥56,692 million and to the Head office account and others of SMBC Nikko Securities and SMAM amounting to ¥172,253 million and ¥38,053 million, respectively.

The aggregate amounts of other goodwill were ¥11,434 million and ¥6,727 million at March 31, 2019 and 2018, respectively, and they were not considered individually significant.

Timing of impairment tests

The SMBC Group performs impairment tests at least annually and whenever there is an indication that the cash-generating unit may be impaired.

Recoverable amount of cash-generating units

To determine whether an impairment loss shall be recognized, the carrying amount of a cash-generating unit is compared to its recoverable amount. The recoverable amount of a cash-generating unit is the higher of its fair value less costs to sell and its value in use.

Fair value less costs to sell: The fair value less costs to sell is determined using an observable market price in the active market or unobservable inputs for the cash-generating unit at the date of the impairment test. The SMBC Group determined the recoverable amount of SMFL for the fiscal year ended March 31, 2018, based on the fair value less costs to sell.

Value in use: The value in use is determined based on discounted future cash flows, which are based on the financial plans which have been approved by management and which are valid when the impairment test is performed. The financial plans are prepared taking into account the current economic and regulatory environment, direction of the regulation and business forecasts of the individual cash-generating units. The SMBC Group determined the recoverable amounts of the primary cash-generating units based on the value in use other than the recoverable amount of SMFL for the fiscal year ended March 31, 2018,

The financial plans, which are used to estimate the cash flow projections of the cash-generating units, cover three to five years. The cash flow projections beyond the period covered by the financial plans are extrapolated by applying the appropriate growth rates in perpetuity.

Key assumptions used in impairment testing

The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2019 and 2018 were as follows:

	SMBC Trust Bank		SMBC Nikko Securities	SMBC Consumer Finance	SMAM
	Corporate Business	Retail Banking(1)
For the fiscal year ended March 31, 2019:
Pre-tax discount rate	—	—	8.90%	11.37%	8.95%
Growth rate	—	—	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2018:
Pre-tax discount rate	12.61%	9.91%	11.42%	11.20%	9.01%
Growth rate	1.00%	1.00%	1.00%	1.00%	1.00%

(1)	The business which SMBC Trust Bank acquired from Citibank Japan Ltd., in November 2015 is identified as Retail Banking.

Management considers that the pre-tax discount rates and the growth rates are the most sensitive key assumptions to determine the value in use of the cash-generating units.

Pre-tax discount rate: The pre-tax discount rates used to estimate the discounted cash flow of the primary cash-generating units are determined based on the Capital Asset Pricing Model (“CAPM”). The risk-free interest rate, the market risk premium and the beta factor that are used in the CAPM are determined based on market data and other external sources of information. The beta factor is determined based on a respective group of peer companies of the cash-generating units.

Growth rate: The growth rates used to estimate the cash flow projections beyond the period covered by the financial plans, which shall cover a maximum period of five years, are determined based on the expected long-term inflation rate and long-term average growth rates for the industries. The growth rate does not exceed the long-term growth rate for the industry in which the cash-generating unit operates.

Management believes that there were no reasonably possible changes in any of the key assumptions that would lead to the recoverable amounts of the cash-generating units being below these carrying amounts for the fiscal years ended March 31, 2019 and 2018.

Recognition of Impairment Losses

If the recoverable amount of the cash-generating unit is less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount, and this reduction is recognized as impairment loss of goodwill.

The recoverable amount of SMBC Nikko Securities was determined based on the value in use. For the fiscal year ended March 31, 2019, the value in use of SMBC Nikko Securities decreased to less than its carrying amount, primarily due to the revision of the business plan considering the recent business performance. As a result, the SMBC Group recognized an impairment loss of ¥62,624 million on the goodwill relating to SMBC Nikko Securities, for the fiscal year ended March 31, 2019.

The recoverable amount of SMBC Trust Bank was determined based on the value in use. For the fiscal year ended March 31, 2018, the value in use of SMBC Trust Bank decreased to less than its carrying amount, primarily due to the revision of the business plan and the key assumptions. As a result, the SMBC Group recognized an impairment loss of ¥23,359 million, equal to the total carrying amount of the goodwill relating to the SMBC Trust Bank, for the fiscal year ended March 31, 2018.

The impairment losses on goodwill are included in “Other expenses” in the consolidated income statements.

Other	intangible assets

The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2019 and 2018.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥648,463	¥372,531	¥248,977	¥46,116	¥64,487	¥1,380,574
Accumulated amortization and impairment losses	(356,326)	(232,834)	(78,513)	(30,263)	(12,525)	(710,461)

Net carrying amount at April 1, 2017	292,137	139,697	170,464	15,853	51,962	670,113

Additions	93,977	40,024	—	—	2,169	136,170
Acquisition of subsidiaries and businesses	—	222	—	—	—	222
Disposals(1)	(8,420)	(11,928)	(57,987)	—	(1,844)	(80,179)
Amortization	(84,662)	(43,818)	(20,192)	(4,280)	(4,473)	(157,425)
Impairment losses	—	—	(1,830)	—	(5,229)	(7,059)
Exchange differences	142	(731)	—	—	(29)	(618)
Others	343	2,099	—	—	(1,489)	953

Net carrying amount	293,517	125,565	90,455	11,573	41,067	562,177

Cost	650,632	340,593	172,950	46,116	54,024	1,264,315
Accumulated amortization and impairment losses	(357,115)	(215,028)	(82,495)	(34,543)	(12,957)	(702,138)

Net carrying amount at March 31, 2018	293,517	125,565	90,455	11,573	41,067	562,177

Additions	93,834	38,518	—	—	3,802	136,154
Acquisition of subsidiaries and businesses	3,705	252	12,845	9,706	30,919	57,427
Disposals	(3,020)	(1,637)	—	—	(540)	(5,197)
Amortization	(88,322)	(41,798)	(11,226)	(4,401)	(3,532)	(149,279)
Impairment losses	—	—	—	(4,020)	(21)	(4,041)
Exchange differences	53	522	—	—	22	597
Others	2,314	7,632	—	—	(1,807)	8,139

Net carrying amount	302,081	129,054	92,074	12,858	69,910	605,977

Cost	697,480	358,130	185,795	55,822	87,607	1,384,834
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at March 31, 2019	¥302,081	¥129,054	¥92,074	¥12,858	¥69,910	¥605,977

(1)	Disposals include other intangible assets owned by SMFL reclassified as “Assets held for sale” during the fiscal year ended March 31, 2018.

The impairment losses on other intangible assets are included in “Other expenses” and the amortization expenses of other intangible assets are included in “General and administrative expenses” in the consolidated income statements.

The SMBC Group had nil and ¥383 million of contractual commitments to acquire intangible assets at March 31, 2019 and 2018, respectively.

The amounts of research and development expenditure recognized as expenses for the fiscal years ended March 31, 2019, 2018 and 2017 were ¥167 million, ¥84 million and ¥89 million, respectively, and they were included in “General and administrative expenses” in the consolidated income statements.

Other intangibles at March 31, 2019 and 2018 include leasehold rights, amounting to ¥5,517 million and ¥5,436 million, respectively, which are rights to use land for the purpose of owning the buildings. Since the SMBC Group has a long history of renewal, these contracts are not expected to be terminated in the foreseeable future. Leasehold rights are expected to generate cash flows for an indefinite period of time. They are not amortized but are tested for impairment annually, irrespective of whether there is any indication of impairment.